Consolidated Schedule of Investments
July 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–95.80%
Brazil–6.85%
Ambev S.A.	82,325,224	$219,363,490
Atacadao S.A.	29,829,704	128,318,248
B3 S.A. - Brasil, Bolsa, Balcao	35,491,560	431,623,308
Itau Unibanco Holding S.A., ADR	77,373,311	394,603,886
Lojas Americanas S.A., Preference Shares(a)	85,194,116	556,904,344
Pagseguro Digital Ltd., Class A(a)(b)	9,694,006	370,601,849
Vale S.A., ADR	55,206,101	642,599,016
		2,744,014,141
Chile–0.86%
Falabella S.A.	96,305,161	343,465,425
China–32.74%
Alibaba Group Holding Ltd., ADR(b)	8,974,336	2,252,737,823
Budweiser Brewing Co. APAC Ltd.(c)	132,876,100	480,398,081
Hansoh Pharmaceutical Group Co. Ltd.(b)(c)	42,270,000	182,904,089
Huazhu Group Ltd., ADR(a)	31,792,241	1,091,427,633
Innovent Biologics, Inc.(b)(c)	38,920,000	238,848,519
Jiangsu Hengrui Medicine Co. Ltd., A Shares(d)	62,929,400	851,331,221
Meituan Dianping, B Shares(b)	13,220,400	327,865,891
New Oriental Education & Technology Group, Inc., ADR(b)	718,958	100,797,912
OneConnect Financial Technology Co. Ltd., ADR(b)	15,021,371	359,311,194
Ping An Insurance (Group) Co. of China Ltd., A Shares	55,103,861	599,603,740
Ping An Insurance (Group) Co. of China Ltd., A Shares	61,259,213	666,582,206
Tencent Holdings Ltd.	44,742,458	3,062,828,599
Wuxi Biologics Cayman, Inc.(b)(c)	6,869,500	141,669,287
Yum China Holdings, Inc.(a)	29,391,141	1,506,002,065
ZTO Express Cayman, Inc., ADR(a)	33,756,400	1,250,674,620
		13,112,982,880
Colombia–0.32%
Grupo Aval Acciones y Valores S.A., ADR(a)	27,986,209	127,896,975
Egypt–0.67%
Commercial International Bank Egypt S.A.E.	68,296,125	269,067,364
France–5.50%
Kering S.A.	3,491,414	1,982,143,705
LVMH Moet Hennessy Louis Vuitton SE	32,612	14,169,268
Pernod Ricard S.A.	1,194,927	206,326,308
		2,202,639,281
Hong Kong–4.68%
AIA Group Ltd.	177,795,200	1,593,299,998
Jardine Strategic Holdings Ltd.	13,908,948	280,627,241
		1,873,927,239
Shares		Value
India–11.04%
HDFC Bank Ltd.(b)	28,059,089	$388,357,055
Housing Development Finance Corp. Ltd.	61,464,406	1,467,301,517
Kotak Mahindra Bank Ltd.(b)	67,092,111	1,228,967,592
Oberoi Realty Ltd.(a)	24,826,194	116,356,009
Tata Consultancy Services Ltd.	29,442,588	899,242,354
Zee Entertainment Enterprises Ltd.(a)	171,668,476	320,549,867
		4,420,774,394
Indonesia–1.23%
PT Bank Central Asia Tbk	155,138,000	332,356,600
PT Indocement Tunggal Prakarsa Tbk(b)	103,510,118	87,631,405
PT Semen Indonesia (Persero) Tbk	119,090,100	74,937,357
		494,925,362
Italy–1.98%
Moncler S.p.A.(b)	8,327,687	321,825,062
PRADA S.p.A.(b)	121,844,210	470,380,498
		792,205,560
Mexico–4.80%
Alsea S.A.B. de C.V.(a)	74,445,337	72,454,999
Fomento Economico Mexicano, S.A.B. de C.V., ADR(b)	3,195,036	196,526,664
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO(a)	132,538,851	813,278,162
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B(b)	12,423,752	123,483,889
Grupo Financiero Inbursa S.A.B. de C.V., Class O(b)	159,620,358	114,685,667
Grupo Mexico S.A.B. de C.V., Class B	238,830,396	603,219,796
		1,923,649,177
Peru–1.11%
Credicorp Ltd.	3,506,402	445,909,142
Philippines–2.42%
Ayala Land, Inc.	481,408,400	326,985,469
SM Investments Corp.	28,284,992	507,808,990
SM Prime Holdings, Inc.	217,314,739	133,022,807
		967,817,266
Russia–9.64%
Novatek PJSC, GDR(c)	10,278,877	1,515,189,307
Polyus PJSC	606,054	138,441,330
Polyus PJSC, GDR(c)	1,319,684	150,773,369
Sberbank of Russia PJSC	268,141,297	801,491,230
Yandex N.V., Class A(a)(b)	21,808,438	1,254,857,523
		3,860,752,759
South Africa–0.77%
FirstRand Ltd.	135,671,879	310,253,258
South Korea–2.11%
Amorepacific Corp.	1,173,561	163,913,434
Amorepacific Group	1,553,220	69,673,277
Samsung Biologics Co. Ltd.(b)(c)	993,596	611,963,377
		845,550,088

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Developing Markets Fund

Shares		Value
Switzerland–0.59%
Cie Financiere Richemont S.A.	3,780,608	$235,051,906
Taiwan–8.06%
Taiwan Semiconductor Manufacturing Co. Ltd.	220,712,429	3,230,173,408
Turkey–0.43%
Akbank T.A.S.(b)	226,470,915	171,006,689
Total Common Stocks & Other Equity Interests (Cost $26,606,009,345)		38,372,062,314
Preferred Stocks–2.35%
China–0.72%
Xiaoju Kuaizhi, Inc., 0.00%, Series A-15, Pfd.(e)	2,083,333	106,108,525
Xiaoju Kuaizhi, Inc., 0.00%, Series A-18, Pfd.(e)	2,615,945	133,235,572
Xiaoju Kuaizhi, Inc., 0.00%, Series B-2, Pfd.(e)	981,699	49,999,992
		289,344,089
Shares		Value
India–0.02%
Zee Entertainment Enterprises Ltd., 6.00%, Pfd.(a)	189,591,305	$8,717,715
Singapore–1.61%
Grab Holdings, Inc., 0.00%, H Shares, Pfd.(a)(e)	104,679,791	645,131,084
Total Preferred Stocks (Cost $895,131,051)		943,192,888
Money Market Funds–1.51%
Invesco Government & Agency Portfolio, Institutional Class, 0.07%(a)(f) (Cost $605,858,784)	605,858,784	605,858,784
TOTAL INVESTMENTS IN SECURITIES—99.66% (Cost $28,106,999,180)		39,921,113,986
OTHER ASSETS LESS LIABILITIES–0.34%		134,859,684
NET ASSETS–100.00%		$40,055,973,670
Investment Abbreviations:
ADR	– American Depositary Receipt
CPO	– Certificates of Ordinary Participation
GDR	– Global Depositary Receipt
Pfd.	– Preferred
Notes to Consolidated Schedule of Investments:
(a)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,501,595,497	$5,265,333,546	$(6,161,070,259)	$-	$-	$605,858,784	$8,941,794
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Developing Markets Fund

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Investments in Other Affiliates:
Alsea S.A.B. de C.V.	$193,240,941	$5,521,263	$-	$(126,307,205)	$-	$72,454,999	$-
Anadolu Efes Biracilik ve Malt Sanayii A.S.	128,567,363	4,727,846	(100,310,869)	234,488,466	(267,472,806)	-	-
Baozun, Inc., ADR	241,078,779	7,416,302	(176,519,168)	(1,474,781)	(70,501,132)	-	-
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO	1,009,477,384	152,627,295	-	(348,826,517)	-	813,278,162	7,763,048
Grab Holdings, Inc., H Shares, Pfd.	645,131,084	-	-	-	-	645,131,084	-
Grupo Aval Acciones y Valores S.A., ADR	220,856,663	7,213,572	-	(100,173,260)	-	127,896,975	5,912,635
Huazhu Group Ltd., ADR	1,118,036,315	72,584,871	-	(99,193,553)	-	1,091,427,633	9,759,250
Lojas Americanas S.A., Preference Shares	541,879,779	8,859,382	(142,529,811)	126,531,895	22,163,099	556,904,344	4,135,626
Oberoi Realty Ltd.	108,235,485	52,841,182	-	(44,720,658)	-	116,356,009	-
Pagseguro Digital Ltd., Class A	-	448,605,648	(161,946,721)	95,914,731	(11,971,809)	370,601,849	-
Sinopharm Group Co. Ltd., H Shares	279,213,655	-	(233,882,460)	(46,979,079)	1,647,884	-	-
Xiaoju Kuaizhi, Inc., Series B-2, Pfd.*	49,999,992	-	-	-	-	49,999,992	-
Xiaoju Kuaizhi, Inc., Series A-18, Pfd.*	133,235,572	-	-	-	-	133,235,572	-
Xiaoju Kuaizhi, Inc., Series A-15, Pfd.*	106,108,525	-	-	-	-	106,108,525	-
Yandex N.V., Class A	386,440,634	645,753,149	(159,360,893)	373,379,479	8,645,154	1,254,857,523	-
Yum China Holdings, Inc.	987,159,825	279,323,513	-	239,518,727	-	1,506,002,065	5,832,315
Zee Entertainment Enterprises Ltd.	580,244,394	58,237,482	-	(317,932,009)	-	320,549,867	-
Zee Entertainment Enterprises Ltd., Pfd.	13,498,561	-	-	(4,780,846)	-	8,717,715	897,006
ZTO Express Cayman, Inc., ADR	612,915,314	133,522,441	-	504,236,865	-	1,250,674,620	9,789,356
Total	$8,856,915,762	$7,142,567,492	$(7,135,620,181)	$483,682,255	$(317,489,610)	$9,030,055,718	$53,031,030

*	As of July 31, 2020, this security was not considered as an affiliate of the Fund.

(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2020 was $3,321,746,029, which represented 8.29% of the Fund’s Net Assets.
(d)	The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Developing Markets Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$2,744,014,141	$—	$—	$2,744,014,141
Chile	343,465,425	—	—	343,465,425
China	6,560,951,247	6,552,031,633	289,344,089	13,402,326,969
Colombia	127,896,975	—	—	127,896,975
Egypt	—	269,067,364	—	269,067,364
France	—	2,202,639,281	—	2,202,639,281
Hong Kong	—	1,873,927,239	—	1,873,927,239
India	8,717,715	4,420,774,394	—	4,429,492,109
Indonesia	—	494,925,362	—	494,925,362
Italy	—	792,205,560	—	792,205,560
Mexico	1,923,649,177	—	—	1,923,649,177
Peru	445,909,142	—	—	445,909,142
Philippines	—	967,817,266	—	967,817,266
Russia	1,544,072,222	2,316,680,537	—	3,860,752,759
Singapore	—	—	645,131,084	645,131,084
South Africa	—	310,253,258	—	310,253,258
South Korea	—	845,550,088	—	845,550,088
Switzerland	—	235,051,906	—	235,051,906
Taiwan	—	3,230,173,408	—	3,230,173,408
Turkey	—	171,006,689	—	171,006,689
Money Market Funds	605,858,784	—	—	605,858,784
Total Investments	$14,304,534,828	$24,682,103,985	$934,475,173	$39,921,113,986
A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended July 31, 2020:
	Value 10/31/2019	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 07/31/2020
Preferred Stocks	$934,475,173	$–	$–	$–	$–	$–	$–	$–	$934,475,173
The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:
	Fair Value at 07/31/20	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used
Grab Holdings, Inc., H Shares, Pfd.	$645,131,084	Recent Transaction Price	Recent Transaction Price	N/A	$6.1629/share	(a)
(a)	The Fund fair values certain preferred stocks at the most recent transaction price. The Adviser periodically reviews the consolidated financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.
Invesco Oppenheimer Developing Markets Fund

NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Significant Event
Effective on or about September 30, 2020, the name of the Fund and all references thereto will change from Invesco Oppenheimer Developing Markets Fund to Invesco Developing Markets Fund.
Invesco Oppenheimer Developing Markets Fund